Financial assets at fair value through other comprehensive income - Summary of Debt Securities (Details) - ARS ($)	Dec. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Disclosure of investments in equity instruments 1 [Line Items]
Government securities	$ 2,416,922,665,000			$ 2,975,652,787,000
Government securities - Pledged as collateral	491,892,337,000			0
Financial assets pledged as collateral	96,850,162,000			164,435,498,000
Private securities - Corporate bonds	42,702,113,000			49,402,521,000
Financial assets pledged as collateral	35,872,370,000			0
BCRA notes	0			48,802,895,000
TOTAL	3,084,239,647,000			3,238,293,701,000
Level 1 Fair value
Disclosure of investments in equity instruments 1 [Line Items]
TOTAL	$ 2,727,544,858,000			$ 3,141,426,789,000
14 February 2025
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered					$ 4,730,000,000
14 February 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			$ 13,857,176,685
14 February 2025 | In Pesos | DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Treasury Bonds | Level 1 Fair value
Disclosure of investments in equity instruments 1 [Line Items]
Borrowings, interest rate	4.25%
Argentine Treasury Bond in pesos adjusted by CER . Maturity October 14, 2024 (T4X4P)
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered					14,420,000,000
31 March 2025
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received					21,939,229,119
31 March 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered		$ 42,927,187,195
15 December 2025
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received					$ 56,422,237,648
15 December 2025 | In Pesos | DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Treasury Bonds | Level 1 Fair value
Disclosure of investments in equity instruments 1 [Line Items]
Borrowings, interest rate	0.00%
30 May 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			26,690,835,200
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 18, 2025 (LT S18J5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			50,000,000,000
Argentine Treasury Bills Capitalizable in Pesos. Maturity July 30, 2025 (LT S30J5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			25,112,610,000
30 June 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			3,000,000,000
30 June 2025 | In Pesos | DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Treasury Bonds | Level 1 Fair value
Disclosure of investments in equity instruments 1 [Line Items]
Borrowings, interest rate	0.00%
29 August 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			25,000,000,000
31 July 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			175,850,000,000
12 September 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			25,000,000,000
30 September 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			50,000,000,000
17 October 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			100,000,000,000
16 May 2025 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Delivered			19,387,383,700
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received			91,130,891,038
16 March 2026 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received			163,702,463,045
30 June 2026 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received			163,702,463,045
15 September 2026 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received			163,702,463,045
15 December 2026 | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received			$ 163,702,463,038
15 December 2026 | In Pesos | DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Treasury Bonds
Disclosure of investments in equity instruments 1 [Line Items]
Borrowings, interest rate	0.00%
15 December 2026 | In Pesos | DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Treasury Bonds | Level 1 Fair value
Disclosure of investments in equity instruments 1 [Line Items]
Borrowings, interest rate	0.00%
Argentine Treasury Bills Capitalizable in Pesos. Maturity November 10, 2025 (LT S10N5P) | Voluntary Debt Exchange
Disclosure of investments in equity instruments 1 [Line Items]
Securities Received		$ 64,312,653,526